INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	NOTE 12 - INTANGIBLE ASSETS
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
Intangible assets consisted of the following for the periods presented:

	Year Ended December 31, 2023
	Software	Other Acquired Intangibles	Total
Costs
Beginning balance	$39,306	$7,124	$46,430
Additions(a)	5,949	—	5,949
Disposals	(806)	(2,900)	(3,706)
Ending balance	$44,449	$4,224	$48,673
Accumulated amortization
Beginning balance	$(22,517)	$(2,815)	$(25,332)
Period changes	(6,789)	(907)	(7,696)
Disposals	806	2,900	3,706
Ending balance	$(28,500)	$(822)	$(29,322)
Net book value	$15,949	$3,402	$19,351

	Year Ended December 31, 2022
	Software	Other Acquired Intangibles	Total
Costs
Beginning balance	$28,095	$2,900	$30,995
Additions(a)	11,211	4,224	15,435
Ending balance	$39,306	$7,124	$46,430
Accumulated amortization
Beginning balance	$(15,192)	$(1,669)	$(16,861)
Period changes	(7,325)	(1,146)	(8,471)
Ending balance	$(22,517)	$(2,815)	$(25,332)
Net book value	$16,789	$4,309	$21,098

	Year Ended December 31, 2021
	Software	Other Acquired Intangibles	Total
Costs
Beginning balance	$24,271	$2,900	$27,171
Additions(a)	3,824	—	3,824
Ending balance	$28,095	$2,900	$30,995
Accumulated amortization
Beginning balance	$(7,246)	$(712)	$(7,958)
Period changes	(7,946)	(957)	(8,903)
Ending balance	$(15,192)	$(1,669)	$(16,861)
Net book value	$12,903	$1,231	$14,134
(a)For the years ended December 31, 2023, 2022 and 2021 additions were related to software enhancements and other acquired intangibles.